Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Parenthetical) (Detail) - shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	570,449	381,035
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	4,010	38,502
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	(29,388)	(616,753)
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	(1,858,762)	954,850